UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/30/2015

Item 1.	Reports to Stockholders.

Semiannual Report 1/31/2015

OppenheimerFunds®
The Right Way
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Oppenheimer Rochester® Limited Term California Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/30/15*

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Municipal 5 Year (4-6) Index
6-Month	4.04%	1.70%	2.27%
1-Year	6.68	4.28	3.66
5-Year	4.55	4.07	3.63
10-Year	4.18	3.94	4.13

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

Oppenheimer Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

*January 30, 2015, was the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through January 31, 2015.

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Fund Performance Discussion

While interest rates continued to hover at low levels, Oppenheimer Rochester Limited Term California Municipal Fund once again generated high levels of tax-free income and a competitive, yield-driven total return for the 6 months ended January 30, 2015, the last business day of this reporting period. The Fund’s Class A shares provided a distribution yield of 3.75% at net asset value (NAV) at the end of this reporting period. For California residents in the top 2015 bracket for federal and state income taxes, a taxable investment with a January 2015 yield of less than 5.51% would not have delivered as much after-tax income as the Class A shares of this Fund. At 4.04% as of January 30, 2015, the 6-month cumulative total return at NAV for this Fund’s Class A shares exceeded the Barclays Municipal Bond 5 Year (4-6) Index, its benchmark, by 177 basis points.

MARKET OVERVIEW

Overall, the muni market rallied during the 6 months ended January 31, 2015, thanks in part to positive reports from the Federal Reserve.

It came as no surprise to Fed watchers that the Federal Open Market Committee (FOMC) voted in October 2014 to end quantitative easing the next month.

Considered by many to be the largest intervention in the Fed’s history, the program was initiated in 2008 to stimulate the economy by adding billions to its holdings of mortgage-backed and Treasury securities. According to a statement released January 28, 2015, the FOMC observed economic activity expanding at a solid pace with strong job gains, a lower unemployment rate, and moderate increases in household spending and business fixed investments. However, a range of labor market indicators suggested that labor resources continued to be underutilized and the recovery in the housing sector remained slow.

The committee’s concerns about falling energy

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	3.75%
Dividend Yield with sales charge	3.66
Standardized Yield	2.68
Taxable Equivalent Yield	5.51
Last distribution (1/27/15)	$0.0105
Total distributions (8/1/14 to 1/31/15)	$0.063
Endnotes for this discussion begin on page 13 of this report

3        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

prices, among other factors, played into its decision to maintain its policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities and rolling over maturing Treasury securities at auction.

The January statement was similar to the one issued in December 2014: In both, the FOMC said it could be “patient” about normalizing its stance on monetary policy, especially if projected inflation continued to run below the committee’s longer-run goal of 2%. The Fed’s long-standing assurance had been that it planned to keep the Fed Funds target rate at its current level “for a considerable time” after the end of its bond-buying program.

At a press conference following the December 2014 meeting, Fed Chair Janet Yellen said it would be unlikely for policymakers to consider an increase in the Fed’s benchmark short-term rate before its April meeting. When the January statement also referred to a patient approach, some economists concluded that rates were not likely to move until June 2015, at the earliest.

Given the current Fed Funds rate, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace.

The Fund’s investment team will continue to search for value in the muni market as it seeks to produce competitive levels of tax-free income amid stable or changing market conditions.

As of January 30, 2015, the average yield on 30-year, AAA-rated muni bonds was 2.76%, down 68 basis points from July 31, 2014. The average yield on 10-year, AAA-rated muni bonds was 1.82% on January 30, 2015, down 40 basis points from the July 2014 date, and the average yield on 1-year, AAA-rated muni bonds was 0.19%, down 4 basis points from the July 2014 date.

In California, Governor Jerry Brown was re-elected in November 2014, continuing the distinction of being both the youngest governor since the 1860s, as well as the oldest; he also served as governor from 1975 to 1983. When he took office in 2011, the state faced a $26.6 billion budget deficit and estimated annual shortfalls of roughly $20 billion. Since then, an improving economy, budget cuts and “temporary,” voter-approved tax increases have helped the state eliminate these deficits. More than 1.3 million new jobs were created in the past 4 years and the unemployment rate dropped from 12.1% to the current 7.2%.

In November 2014, Standard & Poor’s raised California’s general obligation (G.O.) debt rating to A-plus, signaling its belief that “the state is positioned for a more enduring period of financial stability.” Moody’s Investors Service and Fitch Ratings have assigned ratings of Aa3 and A, respectively.

4        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

In December 2014, Gov. Brown announced the 2015 California Infrastructure Plan with $57 billion to be spent mostly on the state’s transportation system over the next 5 years. Sources of funding will include $5.5 billion of G.O.s and $1.6 billion of lease revenue bonds.

In January 2015, Gov. Brown also released a $158.8 billion budget proposal for fiscal 2016, reflecting an increase of 1% over fiscal year 2015, which ends June 30, 2015. The proposal includes $532 million in expenditures from the Proposition 1 Water Action Plan, the administration’s 5-year roadmap toward sustainable water management.

In addition, the budget proposal includes the last $1.1 billion in spending from the 2006 flood bond to bolster the state’s protection from floods. If the budget is approved, K-12 school spending will increase by $2,600 per student compared to fiscal year 2012, and tuition will remain flat for students attending schools in the state university system. The budget also projected a balance of $2.8 billion in the state’s rainy day fund by the end of fiscal 2016. The new fiscal year begins July 1, but the budget must be approved by June 15.

In other news, the California High-Speed Rail Authority broke ground on the nation’s first high-speed rail system in January 2015. With a projected cost of $68 billion, the system is expected to run from San Francisco to the Los Angeles basin in less than 3 hours by 2029 and will eventually extend from Sacramento to San Diego.

In late January 2015, Moody’s revised its outlook to positive on its Aa3 rating of Los Angeles airport bonds while Fitch affirmed its AA rating. The airport agency’s success at managing an $8.6 billion capital plan without over-leveraging its balance sheet was key to Moody’s decision to change its outlook. In December 2014 the airport board approved a $4 billion ground transportation plan that includes a $1.5 billion monorail line from LAX to a Los Angeles County Metropolitan Transportation Authority light rail station.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits that municipal bond funds seek to provide, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

FUND PERFORMANCE

Oppenheimer Rochester Limited Term California Municipal Fund held more than 1,070 securities as of January 30, 2015. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Class A shares had a distribution yield of 3.75% at NAV as of January 30, 2015. As long-time investors know, yields on fixed-income funds rise when share prices fall, and yields have historically contributed the lion’s

5        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

share of the long-term total returns generated by bonds.

The Fund’s monthly dividend was a steady 1.05 cents per Class A share throughout this reporting period. This trend shows the positive impact a yield-driven approach can have, even in a low-interest-rate environment. In all, the Fund distributed 6.25 cents per Class A share this reporting period.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 13.8% of the Fund’s total assets (13.9% of net assets) at the end of this reporting period. Puerto Rico’s “tobacco bonds” are excluded from this figure, as they are backed by proceeds from the Master Settlement Agreement (MSA) and included in this Fund’s tobacco holdings.

The Fund’s holdings, some of which are insured, include G.O. debt and securities from many different sectors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education, among other things.

Expanding on the fiscal discipline that was the hallmark of Luis Fortuño, his predecessor, first-time Governor Alejandro García Padilla has strengthened the island’s balance sheet, cut the government payrolls, enacted comprehensive pension reforms, and raised revenues via tax rate changes and improved enforcement.

In late June 2014, news about the Commonwealth’s first balanced general fund budget in more than 20 years was overshadowed by Gov. Padilla’s decision to sign the Puerto Rico Public Corporation Debt Enforcement and Recovery Act (the “Recovery Act”), allowing Puerto Rico’s public corporations – PREPA (the electric utility authority), PRASA (the aqueduct and sewer authority) and PRHTA (the highway authority) – to restructure their debt. Based on our concerns that this law could be used to lessen the authorities’ debt-service payments to their creditors, we quickly filed a lawsuit in federal court in Puerto Rico, challenging the constitutional validity of the Recovery Act.

February 2015 Update: Shortly after this reporting period ended, a federal judge ruled that the Recovery Act violates the United States Constitution and is therefore invalid. The Commonwealth and PREPA have appealed the court’s ruling.

Puerto Rico debt continued to be the subject of a variety of critical reports during this reporting period. However, while most of the muni bonds issued by Puerto Rico continued to face some pricing pressure, the tide turned for many of the island’s securities and prices were rallying late in this reporting period. Investors should note that deterioration of the Puerto Rican economy could have an adverse impact on Puerto Rico bonds and the performance of

6        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

the Oppenheimer Rochester municipal funds that hold them, including this Fund.

Our investment team is determined to protect our shareholders’ best interest and enforce all bond covenants that have been negotiated. We will also continue to monitor credit rating changes and other developments related to our Puerto Rico holdings closely and will post information on our website (oppenheimerfunds.com) and on our Twitter feed (twitter.com/RochesterFunds). We encourage investors to contact their financial advisors for the latest information, as the situation remains quite fluid.

Given the degree to which Oppenheimer Rochester funds have been cited in news coverage about the economic and fiscal challenges facing Puerto Rico, we feel compelled to remind investors that all fund investments are actively managed. Our team is responsive to the dynamics of the market and may choose to adjust trading strategies in the

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8        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

interest of maximizing the potential benefits to our shareholders.

Further, while we remain committed to keeping investors informed about our basic investing strategies, we do not provide comment about near-term trading strategies as we believe doing so might allow other market participants to impair our team’s ability to deliver shareholder value.

The Fund was invested in the municipal leases sector this reporting period, which accounted for 11.6% of the Fund’s total assets (11.6% of net assets) as of January 30, 2015, and included bonds issued in Puerto Rico. As state and local governments seek new ways to reduce costs and improve near-term cash flow, many lease all types of assets, including office space for public sector employees. The bonds held by this Fund are backed by the proceeds of these lease arrangements.

G.O. securities, which are backed by the full faith and taxing authority of state and local governments, comprised 10.6% of the Fund’s total assets (10.6% of net assets) as of January 30, 2015, and included securities issued in Puerto Rico.

As of January 30, 2015, the Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 10.4% and 3.0% of the Fund’s total assets (10.4% and 3.0% of net assets), respectively.

Overall, we believe the bonds in these sectors have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whomever owns the land when the tax bill comes due. Additionally, we continue to believe that improvements in the housing market and the general economy could further strengthen the credit profiles of these sectors.

Tax increment financing (TIF) bonds constituted 8.5% of the Fund’s total assets (8.5% of net assets) on January 30, 2015. Traditionally, this type of financing has been used for urban and suburban renewal projects. When tax collections increase, driven either by an improving economy or inflation, the credit quality of these types of securities generally improves, which can lead to enhanced performance.

Municipal bonds backed by proceeds from the tobacco MSA, the national litigation settlement with U.S. tobacco manufacturers, represented 7.7% of the Fund’s total assets (7.7% of net assets) at the end of this reporting period.

We believe the securities we hold in this sector are fundamentally sound credits, and we like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the

9        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

issuing states and territories. Our long-term view of the sector remains bullish and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full.

As of January 30, 2015, the Fund was invested in the hospital/healthcare sector, which represented 7.5% of total assets (7.5% of net assets). Our holdings in this sector consist of securities across the credit spectrum, but most are investment grade.

The Fund also maintained an investment in municipal inverse-floating rate securities during this reporting period, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” continued to provide high levels of income to funds across the industry during this reporting period, which was characterized by rising prices among high-grade municipal securities. We continue to believe that “inverse floaters” are an essential element of this Fund’s portfolio because they can produce attractive yields under certain market conditions.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of January 30, 2015, market movements or rating changes of municipal bonds, notably the Fund’s investments in Puerto Rico paper, caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-

10        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our team continually searches for bonds that we believe are undervalued and can provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment grade securities.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and

Team Leader, on behalf of the rest of the Rochester

portfolio management team: Scott S. Cottier, Troy E. Willis,

Mark R. DeMitry, Michael L. Camarella,

Charles S. Pulire and Elizabeth S. Mossow.

11        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES*

Municipal Leases	11.1%

General Obligation	10.6

Special Tax	10.4

Tax Increment Financing	8.5

Tobacco Master Settlement Agreement	7.7

Hospital/Healthcare	7.5

Water Utilities	6.8

Sales Tax Revenue	6.5

Marine/Aviation Facilities	4.9

Multi-Family Housing	4.3

Portfolio holdings are subject to change. Percentages are as of January 30, 2015, and are based on total assets.

CREDIT ALLOCATION*

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	1.6%	0.5%	2.1%
AA	33.5	0.0	33.5
A	24.3	2.3	26.6
BBB	19.5	10.8	30.3
BB or lower	6.8	0.7	7.5
Total	85.7%	14.3%	100.0%

The percentages above are based on the market value of the securities as of January 30, 2015, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

*January 30, 2015, was the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

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Performance

DISTRIBUTION YIELDS
As of 1/30/15
	Without Sales Charge	With Sales Charge
Class A	3.75%	3.66%
Class B	2.95	N/A
Class C	3.09	N/A
Class Y	3.96	N/A

STANDARDIZED YIELDS		TAXABLE EQUIVALENT YIELDS
For the 30 Days Ended 1/31/15		As of 1/31/15
Class A	2.68%	Class A	5.51%
Class B	1.96	Class B	4.03
Class C	2.00	Class C	4.12
Class Y	3.00	Class Y	6.17

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/30/15

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OLCAX)	2/25/04	4.04%	6.68%	4.55%	4.18%	4.48%
Class B (OLCBX)	2/25/04	3.50	6.00	3.59	3.63	4.18
Class C (OLCCX)	2/25/04	3.66	5.91	3.75	3.37	3.67
Class Y (OLCYX)	11/29/10	4.16	6.92	N/A	N/A	4.72

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/30/15

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OLCAX)	2/25/04	1.70%	4.28%	4.07%	3.94%	4.26%
Class B (OLCBX)	2/25/04	-0.51	2.00	3.42	3.63	4.18
Class C (OLCCX)	2/25/04	2.66	4.91	3.75	3.37	3.67
Class Y (OLCYX)	11/29/10	4.16	6.92	N/A	N/A	4.72

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior

13        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. January 30, 2015, was the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through January 31, 2015.

The Fund’s performance is compared to the performance of the Barclays Municipal 5 Year (4-6) Index, which consists of investment-grade municipal bonds having remaining maturities of 4 to 6 years. Indices are unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.0105 for the 27-day accrual period ended January 27, 2015. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on January 27, 2015; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0085, $0.0086 and $0.0111, respectively, for the 27-day accrual period ended January 27, 2015, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended January 31, 2015, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

Taxable equivalent yield is based on the standardized yield and the 2015 top federal and California tax rate of 51.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market

14        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

15        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 30, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value August 1, 2014	Ending Account Value January 30, 2015	Expenses Paid During 6 Months Ended January 30, 2015
Class A	$1,000.00	$1,040.40	$4.61
Class B	1,000.00	1,035.00	8.76
Class C	1,000.00	1,036.60	8.46
Class Y	1,000.00	1,041.60	3.33

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.56	4.57
Class B	1,000.00	1,016.50	8.68
Class C	1,000.00	1,016.80	8.38
Class Y	1,000.00	1,021.81	3.30

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 30, 2015 are as follows:

Class	Expense Ratios
Class A	0.90%
Class B	1.71
Class C	1.65
Class Y	0.65

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.

17        OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 30, 2015* Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes—98.3%
California—80.8%
$645,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	06/01/2015	A	$648,799
675,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2015	A	677,997
12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019	A	15,005,702
975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	1,145,118
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	232,148
600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	698,598
6,500,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	08/31/2018	A	6,834,360
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	115,778
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023	A	2,098,092
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,083,710
30,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	02/28/2015	A	30,125
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	02/28/2015	A	2,007,700
25,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2027	02/28/2015	A	25,075
3,005,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	02/28/2015	A	3,043,704
550,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	02/28/2015	A	552,194
535,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	02/28/2015	A	542,677
550,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	02/28/2015	A	558,123
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	02/28/2015	A	30,121
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	02/28/2015	A	180,722
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	02/28/2015	A	25,084
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2015	A	15,037
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	02/28/2015	A	15,028
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	02/28/2015	A	25,089
25,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	02/28/2015	A	25,093
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	02/28/2015	A	120,262
280,000	Bay Area, CA Governments Association[1]	6.000	12/15/2024	06/15/2015	A	286,020
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2015	A	25,814
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	760,304
145,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	02/28/2015	A	145,506
70,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	02/28/2015	A	70,090

18      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$115,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500%	09/01/2027	03/01/2015	A	$115,186
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015	A	50,218
75,000	Brea & Olinda, CA Unified School District COP[1]	5.500	08/01/2017	02/28/2015	A	75,334
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	A	112,214
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	113,922
50,000	Burbank Glendale Pasadena, CA Airport Authority[1]	5.000	07/01/2023	07/01/2015	A	50,901
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	06/01/2015	A	256,850
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	02/28/2015	A	240,898
100,000	Burbank, CA Public Financing Authority	5.250	12/01/2020	02/28/2015	A	100,396
30,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2017	02/28/2015	A	30,104
25,000	Burbank, CA Public Financing Authority (West Olive Redevel.)[1]	5.125	12/01/2022	02/28/2015	A	25,047
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250	12/01/2027	12/01/2017	A	56,467
15,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI / LLMC / CEI Obligated Group)	5.200	11/15/2023	02/28/2015	A	15,059
40,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200	12/01/2021	03/01/2015	A	40,089
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000	07/01/2024	07/01/2022	A	290,705
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH / SRHF / SRMB Obligated Group)[1]	6.000	05/15/2029	05/15/2019	A	10,176,982
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	02/28/2015	A	5,017
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	02/28/2015	A	5,021
205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	02/28/2015	A	205,271
35,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)	5.200	12/01/2023	02/28/2015	A	35,137
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	02/28/2015	A	360,076
545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022	A	643,541

19      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$575,000	CA Communities Transportation Revenue COP	5.250%		06/01/2026	06/01/2022	A	$674,866
605,000	CA Communities Transportation Revenue COP	5.250		06/01/2027	06/01/2022	A	705,321
515,000	CA Communities Transportation Revenue COP	5.250		06/01/2024	06/01/2022	A	611,810
490,000	CA Communities Transportation Revenue COP	5.250		06/01/2023	06/01/2022	A	588,157
65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.000		04/01/2021	04/01/2015	A	65,334
680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)[1]	5.625		04/01/2026	04/01/2015	A	683,318
65,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	06/01/2017	A	65,092
435,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	02/28/2015	A	435,104
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	02/28/2015	A	390,086
8,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	02/28/2015	A	8,002,160
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	06/29/2023	B	503,561
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	06/01/2046		544,202
575,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2015	A	575,834
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	02/28/2015	A	305,082
190,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	02/28/2015	A	190,025
685,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	02/28/2015	A	685,212
5,230,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2035	02/28/2015	A	5,231,412
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	02/28/2015	A	170,048
1,730,000	CA Dept. of Transportation COP	5.250		03/01/2016	02/28/2015	A	1,737,370
765,000	CA Dept. of Water Resources (Center Valley)	5.250		07/01/2022	02/28/2015	A	768,236
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2024	06/01/2022	A	457,068
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2022	06/01/2022		1,301,788
85,000	CA Educational Facilities Authority (California Western School of Law)	5.000		10/01/2018	02/28/2015	A	85,319
65,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000		10/01/2028	02/28/2015	A	65,124

20      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$1,500,000	CA Educational Facilities Authority (CCOTA / DUOC / KGIOALS / WU Obligated Group)[1]	5.000%	02/01/2026	02/01/2017	A	$1,568,010
25,000	CA Educational Facilities Authority (CCOTA)[1]	5.000	06/01/2026	06/01/2015	A	25,208
670,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	02/28/2015	A	671,621
75,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	02/28/2015	A	75,160
265,000	CA Educational Facilities Authority (University of Redlands)	5.000	10/01/2025	10/01/2015	A	273,615
235,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000	10/01/2025	10/01/2015	A	242,132
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	02/28/2015	A	338,782
35,000	CA GO1	5.750	03/01/2015	03/01/2015		35,171
90,000	CA GO1	6.000	08/01/2024	08/01/2015	A	92,603
20,000	CA GO1	6.000	05/01/2018	05/01/2015	A	20,296
5,000	CA GO1	6.000	05/01/2024	05/01/2015	A	5,073
5,000	CA GO1	6.000	08/01/2019	08/01/2015	A	5,147
230,000	CA GO1	5.900	04/01/2023	04/01/2015	A	232,213
20,000	CA GO1	6.000	08/01/2015	08/01/2015		20,595
55,000	CA GO1	6.000	10/01/2021	04/01/2015	A	55,542
75,000	CA GO1	5.900	03/01/2025	03/01/2015	A	75,364
65,000	CA GO1	5.600	09/01/2021	03/01/2015	A	65,303
15,000	CA GO1	5.750	11/01/2017	05/01/2015	A	15,213
905,000	CA GO1	6.250	10/01/2019	04/01/2015	A	914,340
5,000	CA GO1	5.000	10/01/2018	02/28/2015	A	5,020
5,000	CA GO	5.000	10/01/2017	02/28/2015	A	5,020
5,000	CA GO	5.000	02/01/2033	02/28/2015	A	5,019
5,000	CA GO1	5.000	10/01/2022	02/28/2015	A	5,020
65,000	CA GO	5.500	06/01/2015	02/28/2015	A	65,294
25,000	CA GO	5.000	06/01/2017	02/28/2015	A	25,101
25,000	CA GO1	5.250	04/01/2019	02/28/2015	A	25,106
25,000	CA GO	5.250	04/01/2021	02/28/2015	A	25,105
605,000	CA GO1	6.250	10/01/2019	04/01/2015	A	611,244
50,000	CA GO	5.000	06/01/2019	02/28/2015	A	50,201
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	6,110,068
25,000	CA GO1	5.250	04/01/2018	02/28/2015	A	25,106
2,995,000	CA GO1	5.750	11/01/2017	05/01/2015	A	3,037,499
65,000	CA GO1	5.500	04/01/2019	04/01/2015	A	65,590
15,000	CA GO1	5.500	03/01/2020	03/01/2015	A	15,069
85,000	CA GO1	5.750	03/01/2023	03/01/2015	A	85,405
40,000	CA GO	5.625	05/01/2026	02/28/2015	A	40,180
15,000	CA GO1	5.375	06/01/2026	06/01/2015	A	15,258
30,000	CA GO1	5.500	04/01/2015	04/01/2015		30,276
35,000	CA GO	5.000	10/01/2023	02/28/2015	A	35,140
15,000	CA GO	5.125	10/01/2027	02/28/2015	A	15,062
20,000	CA GO	5.000	10/01/2023	02/28/2015	A	20,080
45,000	CA GO1	6.000	03/01/2024	03/01/2015	A	45,223

21      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$15,000	CA GO1	5.250%	10/01/2015	04/01/2015	A	$15,131
5,000	CA GO1	5.000	10/01/2018	02/28/2015	A	5,020
10,000	CA GO	4.750	02/01/2017	02/28/2015	A	10,038
3,975,000	CA GO1	5.000	09/01/2028	03/01/2016	A	4,160,712
2,000,000	CA GO1	5.000	06/01/2029	06/01/2015	A	2,032,980
5,000	CA GO	5.200	11/01/2031	02/28/2015	A	5,020
1,465,000	CA GO1	5.900	04/01/2023	04/01/2015	A	1,479,093
5,000	CA GO	5.000	10/01/2028	02/28/2015	A	5,021
5,000	CA GO	5.000	02/01/2033	02/28/2015	A	5,019
80,000	CA GO1	5.250	06/01/2017	06/01/2015	A	81,376
195,000	CA GO1	5.250	06/01/2021	06/01/2015	A	198,323
110,000	CA GO1	5.375	06/01/2026	06/01/2015	A	111,890
5,000	CA GO1	5.600	09/01/2021	03/01/2015	A	5,023
10,000	CA GO1	5.625	09/01/2024	03/01/2015	A	10,046
20,000	CA GO1	5.250	06/01/2016	06/01/2015	A	20,345
65,000	CA GO1	5.000	03/01/2018	03/01/2015	A	65,272
25,000	CA GO	5.000	02/01/2032	02/28/2015	A	25,093
40,000	CA GO1	5.000	11/01/2022	05/01/2015	A	40,486
25,000	CA GO1	5.500	03/01/2020	03/01/2015	A	25,115
125,000	CA GO1	5.000	11/01/2022	05/01/2015	A	126,519
20,000	CA GO1	5.500	10/01/2022	04/01/2015	A	20,180
40,000	CA GO	5.000	02/01/2033	02/28/2015	A	40,149
80,000	CA GO1	5.625	10/01/2021	04/01/2015	A	80,738
10,000	CA GO1	5.625	10/01/2026	04/01/2015	A	10,091
235,000	CA GO1	5.625	10/01/2023	04/01/2015	A	237,153
2,680,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2035	06/01/2015	A	2,723,389
2,000,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.000	11/15/2019	11/15/2015	A	2,074,800
500,000	CA Health Facilities Financing Authority (CHCW / CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	A	511,590
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	2,103,180
30,000	CA Health Facilities Financing Authority (CHSys / SBCH / GVCH / SYVCH Obligated Group)[1]	5.000	11/01/2023	02/17/2015	A	30,069
440,000	CA Health Facilities Financing Authority (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)[1]	5.125	07/01/2022	07/01/2015	A	449,280
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	02/28/2015	A	10,050
275,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	02/28/2015	A	276,111
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)	5.500	10/01/2016	02/28/2015	A	20,087

22      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$1,890,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625%	07/01/2019	02/28/2015	A	$1,898,203
30,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	02/28/2015	A	30,142
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	02/28/2015	A	40,158
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	02/28/2015	A	50,195
15,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.500	01/01/2019	02/28/2015	A	15,055
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	02/28/2015	A	110,422
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	A	1,172,900
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,097,110
6,185,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	6,443,904
275,000	CA HFA (Home Mtg.)[1,3]	5.200	08/01/2028	02/01/2018	A	284,020
1,225,000	CA HFA (Home Mtg.)[1,3]	5.500	02/01/2042	02/01/2016	A	1,250,455
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	1,033,540
2,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	2,023,320
2,985,000	CA HFA (Home Mtg.)[1,3]	5.500	08/01/2042	08/01/2016	A	3,084,251
650,000	CA HFA (Home Mtg.)[1,3]	5.000	08/01/2037	08/01/2015	A	665,704
2,350,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	02/28/2015	A	2,412,439
135,000	CA HFA (Multifamily Hsg.)[1,3]	5.850	08/01/2017	02/24/2015	A	135,427
40,000	CA HFA (Multifamily Hsg.)[1,3]	5.200	08/01/2018	02/28/2015	A	40,111
25,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	02/28/2015	A	25,059
3,475,000	CA HFA (Multifamily Hsg.)[1,3]	5.400	08/01/2018	02/28/2015	A	3,531,017
60,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	02/28/2015	A	60,062
210,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	02/28/2015	A	210,199
1,125,000	CA HFA (Multifamily Hsg.)[1,3]	5.400	08/01/2018	02/24/2015	A	1,126,777
1,015,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	02/28/2015	A	1,018,400
1,060,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	02/28/2015	A	1,061,240
140,000	CA HFA (Multifamily Hsg.), Series A1	5.900	02/01/2028	02/28/2015	A	142,069
935,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	02/27/2015	A	946,332
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	02/28/2015	A	5,239,079
500,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	502,690
1,775,000	CA HFA, Series A1	4.750	08/01/2021	08/01/2015	A	1,797,702
1,480,000	CA HFA, Series C1,3	5.750	08/01/2030	02/01/2016	A	1,545,460
1,075,000	CA HFA, Series E1	5.000	02/01/2024	02/01/2016	A	1,089,039
10,000	CA Infrastructure and Economic Devel. (Energy Efficiency)[1]	5.000	03/01/2017	03/01/2015	A	10,042
80,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625	07/01/2020	02/28/2015	A	80,349
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	02/28/2015	A	3,565,158
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	04/30/2015	A	55,513

23      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$465,000	CA Municipal Finance Authority (Biola University)	5.000%		10/01/2030	10/01/2023	A	$529,044
335,000	CA Municipal Finance Authority (Biola University)[1]	5.000		10/01/2029	10/01/2023	A	383,324
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625		10/01/2023	04/01/2018	A	55,756
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250		02/01/2024	02/01/2019	A	1,150,357
230,000	CA Municipal Finance Authority (Emerson College)[1]	5.000		01/01/2028	01/01/2022	A	264,118
1,000,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500		12/01/2026	02/28/2015	A	1,003,980
750,000	CA Pollution Control Financing Authority (WM / MGC / USAWCA / WMC&R / WMC / CWM / WWI Obligated Group)[1]	5.125	[4]	11/01/2023	11/01/2015	A	779,032
1,250,000	CA Pollution Control Financing Authority (WM/WMC/USAWCA Obligated Group)[1]	5.000		01/01/2022	01/01/2016	A	1,323,812
95,000	CA Public Works[1]	6.625		11/01/2034	05/08/2016	A	95,427
4,370,000	CA Public Works[1]	6.500		09/01/2017	09/17/2016	B	4,696,789
210,000	CA Public Works	5.250		10/01/2015	02/28/2015	A	210,880
10,000	CA Public Works	5.250		10/01/2016	02/28/2015	A	10,042
25,000	CA Public Works (California Community Colleges)[1]	5.125		06/01/2029	02/28/2015	A	25,097
10,000	CA Public Works (California Community Colleges)[1]	5.125		06/01/2025	02/28/2015	A	10,041
70,000	CA Public Works (California Community Colleges)	5.250		12/01/2016	02/28/2015	A	70,293
270,000	CA Public Works (California Community Colleges)[1]	5.000		12/01/2017	02/28/2015	A	270,400
140,000	CA Public Works (California Community Colleges)	5.250		12/01/2015	02/28/2015	A	140,587
90,000	CA Public Works (California Community Colleges)	5.250		12/01/2016	02/28/2015	A	90,376
215,000	CA Public Works (California Community Colleges)	5.250		09/01/2019	02/28/2015	A	215,871
50,000	CA Public Works (California Community Colleges)	5.125		09/01/2016	02/28/2015	A	50,203
450,000	CA Public Works (California Community Colleges)	5.250		12/01/2015	02/28/2015	A	451,885
25,000	CA Public Works (California Community Colleges)	5.000		12/01/2016	02/28/2015	A	25,099
60,000	CA Public Works (California Community Colleges)	5.000		12/01/2016	02/28/2015	A	60,238
25,000	CA Public Works (California Highway Patrol)	5.000		11/01/2015	02/28/2015	A	25,100
50,000	CA Public Works (California Science Center)	5.250		10/01/2022	02/28/2015	A	50,198

24      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$360,000	CA Public Works (California Science Center)	5.250%	10/01/2017	02/28/2015	A	$361,498
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,497,200
50,000	CA Public Works (California State University)	5.375	10/01/2017	02/28/2015	A	50,213
400,000	CA Public Works (California State University)	5.500	09/01/2015	02/28/2015	A	401,764
50,000	CA Public Works (California State University)	5.375	10/01/2016	02/28/2015	A	50,214
5,000	CA Public Works (California State University)	5.000	09/01/2015	02/28/2015	A	5,020
600,000	CA Public Works (California State University)	5.250	10/01/2015	02/28/2015	A	602,514
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	900,562
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	02/28/2015	A	45,160
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	02/28/2015	A	351,487
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	02/28/2015	A	45,192
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	02/28/2015	A	110,390
65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	02/28/2015	A	65,284
60,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/28/2015	A	60,257
865,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	02/28/2015	A	867,526
125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	02/28/2015	A	125,535
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	02/28/2015	A	100,430
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	02/28/2015	A	75,316
225,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	02/28/2015	A	225,965
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	02/28/2015	A	50,205
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	02/28/2015	A	371,598
20,000	CA Public Works (Dept. of Corrections)[1]	5.000	06/01/2025	02/28/2015	A	20,075
2,000,000	CA Public Works (Dept. of Forestry & Fire Protecton)[1]	5.000	04/01/2026	04/01/2016	A	2,102,300
15,000	CA Public Works (Dept. of General Services East End)	5.250	12/01/2020	02/28/2015	A	15,062
515,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	02/28/2015	A	517,153
15,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	02/28/2015	A	15,100
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	02/28/2015	A	75,288
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	02/28/2015	A	507,045
100,000	CA Public Works (Dept. of General Services)	5.250	06/01/2025	02/28/2015	A	100,396

25      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$20,000	CA Public Works (Dept. of General Services)[1]	5.250%	06/01/2028	02/28/2015	A	$20,079
85,000	CA Public Works (Dept. of General Services)	5.125	12/01/2021	02/28/2015	A	86,984
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	02/28/2015	A	25,099
175,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	02/28/2015	A	176,167
750,000	CA Public Works (Dept. of General Services)	5.250	12/01/2018	02/28/2015	A	753,082
125,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	02/28/2015	A	126,627
170,000	CA Public Works (Dept. of General Services)	5.250	12/01/2017	02/28/2015	A	170,707
20,000	CA Public Works (Dept. of General Services)	4.800	03/01/2019	02/28/2015	A	20,074
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	02/28/2015	A	10,039
20,000	CA Public Works (Dept. of Justice Building)[1]	5.250	11/01/2020	02/28/2015	A	20,079
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	02/28/2015	A	30,125
50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	02/28/2015	A	50,203
40,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	02/28/2015	A	40,169
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	02/28/2015	A	251,075
30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	02/28/2015	A	30,130
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	02/28/2015	A	10,044
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	1,069,714
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023	A	1,058,584
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,726,450
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2018	02/28/2015	A	25,037
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	02/28/2015	A	25,100
1,465,000	CA Public Works (State Universities)	5.500	12/01/2018	02/28/2015	A	1,471,417
460,000	CA Public Works (State Universities)	5.400	10/01/2022	02/28/2015	A	461,950
50,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	02/28/2015	A	50,746
20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	02/28/2015	A	20,089
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	02/28/2015	A	2,346,546
140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	02/28/2015	A	140,577
2,710,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/28/2015	A	2,751,273
1,985,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	02/28/2015	A	1,993,913

26      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$135,000	CA Public Works (Various State Universities)	5.400%		10/01/2022	02/28/2015	A	$135,572
1,160,000	CA Public Works (Various State Universities)	5.400		10/01/2022	02/28/2015	A	1,164,918
280,000	CA Public Works (Various State Universities)	5.500		09/01/2015	02/28/2015	A	281,235
30,000	CA Public Works Board (California Highway Patrol)	5.250		11/01/2020	02/28/2015	A	30,119
400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000		10/01/2022	01/15/2020	B	442,784
750,000	CA State University[1]	5.000		11/01/2017	11/01/2015	A	777,675
1,030,000	CA State University[1]	5.000		11/01/2035	11/01/2015	A	1,064,958
25,000	CA Statewide CDA	6.625		09/01/2027	02/28/2015	A	25,060
200,000	CA Statewide CDA (AHSW / GHMC / WMMC / PVH / SJCH / SHHosp / SVHosp / FRH / AMCH / UVMC / CMCtr / PAMC Obligated Group)[1]	5.000		03/01/2020	03/01/2015	A	200,794
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000		09/02/2022	07/03/2020	B	7,579,740
40,000	CA Statewide CDA (Bouquet Canyon)	5.300		07/01/2018	03/01/2015	A	40,107
5,760,000	CA Statewide CDA (Buck Institute for Research on Aging) SPEARS	0.080	[4]	11/15/2049	02/06/2015	A	5,760,000
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250		12/01/2027	12/01/2017	A	1,315,319
1,050,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)	5.200		06/01/2036	02/28/2015	A	1,056,835
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000		05/15/2023	05/15/2018	A	113,176
1,425,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)[1]	5.500		07/01/2031	07/01/2017	A	1,595,387
45,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	02/28/2015	A	45,098
1,500,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750		08/01/2020	11/01/2016	A	1,513,455
380,000	CA Statewide CDA (Rio Bravo)	6.300		12/01/2018	07/04/2018	B	374,281
3,225,000	CA Statewide CDA (Sherman Oaks Health System)[1]	5.000		08/01/2022	12/02/2020	B	3,765,058
450,000	CA Statewide CDA (Water & Wastewater)	5.125		10/01/2022	02/28/2015	A	451,737
25,000	CA Statewide CDA Community Facilities District	6.350		09/01/2021	02/28/2015	A	25,069
5,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)[1]	5.000		04/01/2018	02/28/2015	A	5,013
790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)[1]	5.125		04/01/2023	02/28/2015	A	791,327
120,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2030	02/28/2015	A	120,395
405,000	CA Statewide CDA School Facilities (47th & Main)	5.125		07/01/2022	04/07/2019	A	434,468

27      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300%	09/01/2017	09/01/2017		$20,614
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	09/01/2017	A	25,768
5,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	02/28/2015	A	5,019
5,000	CA Statewide CDA Water & Wastewater[1]	5.250	10/01/2027	02/28/2015	A	5,021
10,000	CA Statewide CDA Water & Wastewater[1]	5.750	10/01/2025	02/28/2015	A	10,045
1,645,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	02/28/2015	A	1,645,345
3,408,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	02/28/2015	A	3,408,716
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	02/28/2015	A	3,395,917
50,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2017	02/28/2015	A	50,175
25,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	02/28/2015	A	25,100
60,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	02/28/2015	A	60,244
25,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	03/01/2015		25,103
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	02/28/2015	A	15,061
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2015	A	10,015
250,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	02/28/2015	A	251,090
15,000	Campbell, CA Redevel. Agency Tax Allocation[1]	5.800	10/01/2027	02/28/2015	A	15,028
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/01/2015	A	15,028
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/01/2015	A	40,107
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2015	A	30,103
50,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2015	A	50,126
65,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2015	A	65,197
2,385,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2015	A	2,409,685
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2015	A	72,264
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	41,766
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	39,543

28      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$10,000	Central CA Unified School District	5.625%	03/01/2018	03/01/2015	A	$10,047
50,000	Ceres, CA Rdevel. Agency Tax Allocation[1]	5.000	11/01/2033	02/28/2015	A	51,066
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	02/28/2015	A	110,357
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	02/28/2015	A	150,516
225,000	Chino Hills, CA COP[1]	5.000	09/01/2026	02/28/2015	A	225,475
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	09/01/2015	A	51,076
1,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	1,059,240
7,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	7,679,490
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	02/28/2015	A	50,174
190,000	Chula Vista, CA Public Financing Authority	5.000	09/02/2016	02/28/2015	A	190,722
100,000	Clovis, CA Public Financing Authority[1]	5.000	08/01/2035	08/01/2015	A	100,881
20,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2015	A	20,052
275,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	02/28/2015	A	275,707
40,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2027	02/28/2015	A	40,048
45,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	02/28/2015	A	45,060
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	02/28/2015	A	20,030
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,555,402
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,997,605
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,245,310
445,000	Compton, CA Sewer[1]	5.375	09/01/2023	02/28/2015	A	445,574
25,000	Concord, CA GO1	5.000	08/01/2017	02/28/2015	A	25,078
105,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2028	02/28/2015	A	105,436
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	02/28/2015	A	25,100
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	02/28/2015	A	110,467
10,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2019	02/28/2015	A	10,032
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	02/28/2015	A	585,228
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	02/28/2015	A	20,097
40,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	02/28/2015	A	40,126

29      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$100,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625%	09/01/2021	02/28/2015	A	$100,223
500,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	02/28/2015	A	501,875
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2015	A	103,241
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		241,974
10,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	04/01/2016	B	10,488
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		141,826
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		44,672
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		192,271
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		142,822
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		130,697
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	427,140
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		172,052
40,000	Culver City, CA COP	5.750	01/01/2016	02/28/2015	A	40,159
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	02/28/2015	A	25,482
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	02/28/2015	A	15,064
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	02/28/2015	A	25,482
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	02/28/2015	A	20,040
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	A	1,276,660
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,202,692
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	A	601,489
320,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	03/03/2020	A	368,714
420,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2015	A	425,809
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	08/01/2015	A	50,436
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	03/01/2015	A	25,541

30      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750%	09/02/2020	03/02/2015	A	$10,025
20,000	Eastside, CA Union School District[1]	5.125	08/01/2026	08/01/2015	A	20,284
45,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	02/28/2015	A	45,118
180,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	02/28/2015	A	180,337
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	736,464
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	929,008
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2015	A	50,578
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	A	1,479,477
3,240,000	Emery, CA Unified School District[1]	6.500	08/01/2031	08/01/2021	A	4,193,402
10,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	03/02/2015	A	10,003
10,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2015	A	10,343
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	6,901
15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2015	A	15,034
10,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2015	A	10,022
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	897,272
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.250	09/01/2020	02/28/2015	A	1,668,713
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	257,587
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	02/28/2015	A	90,215
725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	02/28/2015	A	734,831
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2021	02/28/2015	A	25,048
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	02/28/2015	A	200,590
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	04/01/2015	A	205,867
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	02/28/2015	A	40,077
615,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	02/28/2015	A	616,550
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2015	A	270,965
1,510,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2015	A	1,515,496
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2015	A	10,103
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/01/2035	02/19/2015	A	35,087

31      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$1,105,000	Fremont, CA Union High School District[1]	5.000%	09/01/2022	09/01/2015	A	$1,136,647
100,000	Freshwater, CA School District[1]	5.000	08/01/2025	08/01/2015	A	100,952
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	02/28/2015	A	2,162,052
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018	A	916,145
110,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	02/28/2015	A	110,265
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.125	06/01/2031	02/28/2015	A	10,018
35,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	02/28/2015	A	35,157
10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	02/28/2015	A	10,040
30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	02/28/2015	A	30,120
65,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2028	02/28/2015	A	65,117
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	02/28/2015	A	143,329
55,000	Fullerton, CA Public Financing Authority[1]	5.125	05/01/2021	05/01/2015	A	55,684
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017	A	144,319
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2015	A	10,320
400,000	Galt, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2033	09/01/2021	A	508,892
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	02/28/2015	A	115,367
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2015	A	20,048
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	493,965
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/28/2015	A	15,014
20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2015	A	20,650
10,000	Guadalupe, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2035	02/28/2015	A	10,032
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	02/28/2015	A	1,480,841
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	02/28/2015	A	1,003,960
110,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	02/28/2015	A	110,412
75,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2024	02/28/2015	A	75,275
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015	A	3,270,908
10,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2015	A	10,054
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2015	A	155,642
30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2015	A	30,124

32      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$1,955,000	Hesperia, CA Public Financing Authority, Tranche A	6.250%	09/01/2035	03/01/2015	A	$1,965,283
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2015	A	5,164
10,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2015	A	10,063
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2015	A	20,035
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,219,654
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,157,061
15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2024	02/28/2015	A	15,034
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	08/01/2015	A	101,905
25,000	Huntington Park, CA Pulic Financing Authority	5.000	09/01/2022	02/28/2015	A	25,589
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,165,571
3,230,000	Indio, CA Water Authority[1]	5.000	04/01/2031	04/01/2016	A	3,379,420
70,000	Industry, CA GO	5.000	01/01/2027	02/28/2015	A	71,293
100,000	Industry, CA GO	5.000	01/01/2024	02/28/2015	A	101,500
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	02/28/2015	A	75,855
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	02/28/2015	A	131,319
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	833,405
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	03/01/2015	A	102,199
55,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	02/28/2015	A	55,218
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,261,540
50,000	Kernville, CA Union School District[1]	5.000	11/01/2021	02/28/2015	A	50,192
10,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	02/28/2015	A	10,039
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	02/28/2015	A	10,027
50,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2015	A	50,103
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	518,000
15,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2015	A	15,102
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	A	729,790
55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2015	A	55,678
10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2015	A	10,114
150,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	08/01/2015	A	153,481
130,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	08/01/2015	A	131,356

33      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$10,000	Livermore, CA Capital Projects Financing Authority	5.650%	09/02/2016	03/02/2015	A	$10,233
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2015	A	45,089
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/01/2015	A	15,027
925,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	02/28/2015	A	932,233
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	02/28/2015	A	50,412
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,328,920
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		443,737
135,000	Long Beach, CA Bond Finance Authority	5.375	08/01/2018	02/28/2015	A	135,418
10,000	Long Beach, CA Bond Finance Authority[1]	5.000	11/01/2024	02/28/2015	A	10,021
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016	A	539,320
45,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000	08/01/2025	08/01/2015	A	45,591
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		771,817
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		677,189
50,000	Long Beach, CA Harbor[1]	5.000	05/15/2021	05/15/2015	A	50,694
1,150,000	Long Beach, CA Harbor[1]	5.000	05/15/2020	05/15/2015	A	1,166,031
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	02/28/2015	A	50,102
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2015	A	5,027
30,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)[1]	5.000	09/01/2019	03/01/2015	A	30,124
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)	5.000	06/01/2022	02/28/2015	A	65,257
65,000	Los Angeles County, CA Sanitation Districts Financing Authority[1]	5.000	10/01/2034	10/01/2015	A	66,804
90,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2015	A	90,290
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	02/28/2015	A	60,123
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	02/28/2015	A	80,324
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	02/28/2015	A	50,187

34      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100%	12/01/2015	02/28/2015	A	$40,170
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	02/28/2015	A	50,200
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	02/28/2015	A	125,506
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	02/28/2015	A	120,480
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	01/30/2016	A	11,269,268
2,605,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2022	05/15/2016	A	2,757,366
500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2025	05/15/2016	A	527,385
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	02/28/2015	A	10,038
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	02/28/2015	A	15,057
1,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2035	07/01/2016	A	1,059,680
500,000	Los Angeles, CA Harbor Dept.[1]	5.000	08/01/2024	08/01/2016	A	543,520
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	02/28/2015	A	15,047
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	02/28/2015	A	65,149
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	02/28/2015	A	35,072
145,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)[1]	5.000	08/01/2027	02/28/2015	A	145,573
10,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)[1]	5.000	08/01/2023	02/28/2015	A	10,039
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	02/28/2015	A	70,292
20,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	02/28/2015	A	20,089
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	02/28/2015	A	200,834
205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	02/28/2015	A	205,855
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	02/28/2015	A	50,220
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	02/28/2015	A	70,292
15,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	02/28/2015	A	15,052
325,000	Madera County, CA Board of Education COP[1]	6.125	10/01/2036	10/01/2021	A	397,114
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	02/28/2015	A	55,223
995,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	02/28/2015	A	998,463
455,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	02/28/2015	A	456,620

35      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750%	10/01/2033	04/01/2015	A	$50,155
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,519,474
1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	A	1,185,587
30,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	03/01/2015	A	30,083
705,000	Mendocino Coast, CA Healthcare District[1,3]	5.875	02/01/2020	02/24/2015	A	707,326
5,000	Menlo Park, CA GO	5.000	08/01/2015	02/28/2015	A	5,020
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2015	A	5,164
1,050,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	02/28/2015	A	1,054,253
3,215,000	Milpitas, CA Redevel. Agency	5.125	09/01/2019	02/28/2015	A	3,228,085
10,000	Milpitas, CA Redevel. Agency	5.250	09/01/2017	02/28/2015	A	10,042
45,000	Milpitas, CA Redevel. Agency	5.000	09/01/2020	02/28/2015	A	45,176
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	02/29/2020	B	543,475
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,141,410
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	02/28/2015	A	2,003,980
95,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	02/28/2015	A	95,178
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	02/28/2015	A	10,015
155,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	03/01/2015	A	155,344
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	03/01/2015	A	733,168
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750	03/01/2017	03/01/2015	A	40,480
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	03/01/2015		65,319
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	03/01/2015	A	20,192

355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2015	A	366,367
3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	3,180,300
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	02/28/2015	A	10,040
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		116,981

36      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$260,000	Needles, CA Public Utility Authority	6.650%	02/01/2032	02/28/2015	A	$260,135
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	956,885
395,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	12/01/2015		407,644
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	02/17/2015	A	601,410
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	06/01/2015	A	50,335
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	06/01/2015	A	10,104
1,120,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	02/28/2015	A	1,121,859
150,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	02/28/2015	A	150,380
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	02/28/2015	A	135,400
265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	02/28/2015	A	265,758
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	02/28/2015	A	301,272
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2018	02/28/2015	A	50,213
200,000	Oakland, CA Unified School District	5.250	08/01/2016	02/28/2015	A	200,804
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,247,440
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	888,015
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,159,940
160,000	Oakland, CA Unified School District	5.250	08/01/2019	02/28/2015	A	160,666
100,000	Oakland, CA Unified School District	5.250	08/01/2017	02/28/2015	A	100,419
50,000	Oakland, CA Unified School District	5.250	08/01/2015	02/28/2015	A	50,211
370,000	Oakland, CA Unified School District	5.250	08/01/2020	02/28/2015	A	371,521
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	2,037,540
700,000	Oakland, CA Unified School District	5.000	08/01/2026	02/28/2015	A	702,625
3,110,000	Oakland, CA Unified School District	5.250	08/01/2024	02/28/2015	A	3,122,316
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	943,999
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	810,951
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	877,178
1,470,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2015	A	1,479,511
60,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	02/28/2015	A	60,193
10,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2015	A	10,045
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,734,690

37      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$195,000	Oroville, CA Public Financing Authority[1]	5.125%	09/15/2025	02/28/2015	A	$195,447
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	02/28/2015	A	856,069
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	57,819
2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,352,020
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		965,032
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	635,194
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	555,951
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2029	02/28/2015	A	25,030
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	02/28/2015	A	180,221
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	02/28/2015	A	25,013
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	02/28/2015	A	70,090
55,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	04/01/2015	A	55,206
360,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	04/01/2015	A	361,192
50,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2026	04/01/2015	A	50,196
50,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	04/01/2015	A	50,195
125,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	04/01/2015	A	125,513
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2015	A	1,248,548
410,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2015	A	417,478
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	02/28/2015	A	145,606
10,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	02/28/2015	A	10,040
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	03/02/2015	A	45,056
100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	02/28/2015	A	100,399
95,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	02/28/2015	A	95,355
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2015	A	127,704
15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2017	02/28/2015	A	15,054
10,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2024	02/28/2015	A	10,023
410,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1,3]	5.700	08/01/2018	02/25/2015	A	411,607
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	06/01/2015	A	15,256
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	06/01/2015	A	177,996
10,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2019	02/28/2015	A	10,030

38      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000%		08/01/2018	02/28/2015	A	$30,059
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125		08/01/2023	02/28/2015	A	100,150
90,000	Patterson, CA Joint Unified School District	5.000		08/01/2015	02/28/2015	A	90,365
185,000	Perris, CA Elementary School District[1]	6.000		08/01/2027	08/01/2024	A	240,833
205,000	Perris, CA Elementary School District[1]	6.000		08/01/2028	08/01/2024	A	266,295
545,000	Perris, CA Joint Powers Authority	5.000		09/01/2025	09/01/2023	A	639,716
125,000	Perris, CA Public Financing Authority[1]	5.750		10/01/2031	02/28/2015	A	127,868
390,000	Perris, CA Public Financing Authority[1]	7.000		10/01/2033	10/01/2018	A	453,644
20,000	Perris, CA Public Financing Authority	5.350		10/01/2036	02/28/2015	A	20,030
1,035,000	Perris, CA Union High School District Financing Authority	5.375		09/01/2026	03/01/2015	A	1,070,573
1,415,000	Perris, CA Union High School District Financing Authority	5.500		09/01/2028	03/01/2015	A	1,463,789
150,000	Petaluma, CA COP (Airport)[1]	5.125		08/01/2028	02/28/2015	A	150,189
10,000	Petaluma, CA Improvement Bond Act 1915	6.000		09/02/2020	03/02/2015	A	10,026
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500		09/01/2031	09/01/2019	A	1,749,465
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.250		08/01/2016	02/28/2015	A	20,084
100,000	Placentia-Yorba Linda, CA Unified School District[1]	5.000		10/01/2026	10/01/2015	A	103,035
1,685,000	Pleasant Valley, CA School District P-Float[3]	0.220	[4]	08/01/2031	02/12/2015	A	1,685,000
30,000	Pomona, CA Public Financing Authority[1]	5.000		02/01/2024	02/28/2015	A	30,069
25,000	Pomona, CA Public Financing Authority[1]	5.250		02/01/2018	02/28/2015	A	25,086
65,000	Pomona, CA Public Financing Authority[1]	5.125		02/01/2016	02/28/2015	A	65,239
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250		02/01/2020	02/28/2015	A	401,264
35,000	Pomona, CA Public Financing Authority (Merged Redevel.)[1]	5.000		02/01/2027	02/28/2015	A	35,063
95,000	Port Redwood City, CA GO1	5.400		06/01/2019	06/01/2015	A	96,433
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000		05/01/2023	05/01/2015	A	50,344
10,000	Poway, CA Public Financing Authority (Water Services)	5.500		11/01/2015	02/28/2015	A	10,039
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250		06/15/2024	02/28/2015	A	55,218
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000		06/15/2028	02/28/2015	A	25,048
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.125		06/15/2033	02/28/2015	A	50,083
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250		06/15/2017	02/28/2015	A	50,210

39      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250%	06/15/2019	02/28/2015	A	$30,119
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,405,645
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	1,021,614
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	03/01/2015	A	173,998
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	03/01/2015	A	151,757
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,977,984
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2015	A	20,026
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2015	A	30,060
25,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2021	02/28/2015	A	25,069
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	02/28/2015	A	100,201
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	02/28/2015	A	30,065
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	03/01/2015	A	10,016
25,000	Redlands, CA Unified School District	5.000	07/01/2026	02/28/2015	A	25,094
20,000	Redlands, CA Unified School District[1]	5.000	07/01/2022	02/28/2015	A	20,078
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	790,547
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	03/01/2015	A	102,231
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	03/01/2015	A	51,109
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2015	A	25,571
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2015	A	51,157
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2015	A	66,479
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2015	A	102,252
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	03/01/2015	A	80,046
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	03/01/2015	A	100,054
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	516,231
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	03/01/2015	A	15,076

40      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250%	09/01/2016	03/01/2015	A	$230,254
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2015	A	394,082
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		486,348
735,000	Riverside County, CA COP (Historic Courthouse)[1]	5.000	11/01/2024	11/01/2015	A	761,372
190,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	02/28/2015	A	190,637
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	A	105,135
300,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	06/26/2017	B	245,766
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		362,535
20,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2015	A	20,123
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2015	A	325,077
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2015	A	345,687
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	03/02/2015	A	202,454
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,885,278
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,321,401
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	A	108,625
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	06/01/2015	A	152,330
100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	02/28/2015	A	100,375
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	02/28/2015	A	50,111
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2015	A	25,056
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2015	A	50,129
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2015	A	50,129
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	456,962
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	561,890

41      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000%	09/01/2025	09/01/2023	A	$416,425
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	499,154
100,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	03/01/2015	A	100,188
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		118,276
265,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2024	02/15/2024		311,977
190,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2021	02/15/2021		217,064
80,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2023	02/15/2023		93,289
545,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	02/28/2015	A	547,093
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	02/28/2015	A	798,101
430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	02/28/2015	A	431,613
600,000	Sacramento County, CA Airport System[1]	5.000	07/01/2022	07/01/2018	A	684,312
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,349,493
100,000	Sacramento County, CA COP	4.750	10/01/2017	02/28/2015	A	100,273
915,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1,3]	6.000	02/01/2033	03/01/2015	A	928,167
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	02/28/2015	A	1,505,385
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	02/28/2015	A	402,024
10,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.000	12/01/2022	02/28/2015	A	10,038
20,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)[1]	5.125	12/01/2028	02/28/2015	A	20,036
50,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.000	12/01/2033	02/28/2015	A	50,069
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	02/28/2015	A	25,076
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015	A	233,543
50,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2023	12/01/2015	A	51,942

42      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$30,000	Sacramento, CA City Financing Authority (City Hall)	5.250%		12/01/2016	02/28/2015	A	$30,126
750,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	03/01/2015	A	754,058
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000		09/01/2026	03/01/2023	A	925,546
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2027	03/01/2023	A	529,716
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2025	03/01/2023	A	1,006,502
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000		09/01/2024	03/01/2023	A	2,191,642
15,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500		09/02/2016	02/28/2015	A	15,058
200,000	Saddleback Valley, CA Unified School District	5.650		09/01/2017	02/28/2015	A	200,906
70,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500		11/01/2023	02/28/2015	A	70,292
50,000	San Bernardino County, CA (Single Family Mtg.)[3]	5.376	[2]	05/01/2031	02/28/2015	A	21,171
30,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	02/28/2015	A	30,128
160,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	02/28/2015	A	160,445
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	02/28/2015	A	200,564
245,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	02/28/2015	A	245,951
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015	A	193,870
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		84,389
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		232,250
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		216,999
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		59,867
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		11,360
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	02/28/2015	A	160,483
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	02/28/2015	A	336,012
285,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	02/28/2015	A	285,091
440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	02/28/2015	A	440,092

43      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625%		04/01/2026	02/28/2015	A	$150,312
295,000	San Bernardino, CA Mountains Community Hospital District COP[3]	5.000		02/01/2017	02/14/2016	B	303,717
135,000	San Bernardino, CA Municipal Water Dept.[1]	5.000		02/01/2017	02/28/2015	A	135,389
70,000	San Bernardino, CA Municipal Water Dept.	5.250		02/01/2015	02/01/2015		70,008
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875		07/01/2025	07/01/2015	A	25,410
50,000	San Bruno, CA Police Facilities Financing[1]	5.250		02/01/2021	02/28/2015	A	50,193
1,520,000	San Diego County, CA Regional Airport Authority[1]	5.000		07/01/2026	07/01/2023	A	1,822,860
90,000	San Diego County, CA Water Authority[1]	4.750		05/01/2028	02/28/2015	A	90,302
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2028	09/01/2023	A	724,326
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2025	09/01/2023	A	626,210
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2027	09/01/2023	A	693,155
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2030	09/01/2023	A	809,510
4,735,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	[4]	07/01/2034	02/28/2015	A	4,755,218
255,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2030	09/02/2018	A	270,160
265,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2031	09/02/2018	A	281,372
220,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2027	09/02/2018	A	232,382
285,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2032	09/02/2018	A	302,114
245,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2029	09/02/2018	A	259,903
180,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2023	09/02/2018	A	191,630
190,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2024	09/02/2018	A	201,655
165,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2021	09/02/2018	A	177,873
170,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2022	09/02/2018	A	181,798
230,000	San Diego, CA Improvement Bond Act 1915	5.250		09/02/2028	09/02/2018	A	243,455
195,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2025	09/02/2018	A	206,214
210,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2026	09/02/2018	A	222,375
85,000	San Diego, CA Mtg. (Mariners Cove)	5.800		09/01/2015	02/28/2015	A	85,348

44      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250%	02/15/2032	02/15/2017	A	$1,077,330
10,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	02/28/2015	A	10,048
115,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	02/28/2015	A	115,164
55,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.300	09/01/2020	02/28/2015	A	55,107
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	02/28/2015	A	20,068
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	02/28/2015	A	175,728
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	02/28/2015	A	325,497
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	02/28/2015	A	100,234
55,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2026	02/28/2015	A	55,206
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	02/28/2015	A	1,004,050
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600	09/01/2024	02/28/2015	A	25,041
10,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.500	09/01/2019	02/28/2015	A	10,023
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2021	02/28/2015	A	20,079
95,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	02/28/2015	A	95,447
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	02/28/2015	A	20,075
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	02/28/2015	A	300,549
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	02/28/2015	A	70,159
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	02/28/2015	A	85,298
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	02/28/2015	A	712,087
110,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	02/28/2015	A	110,402
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	02/28/2015	A	25,065
5,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	03/01/2015	A	5,028
10,000	San Francisco, CA City & County[1]	5.000	06/15/2017	02/25/2015	A	10,034
325,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	02/28/2015	A	325,543
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	8,411,775
320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	02/28/2015	A	320,598

45      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125%	01/01/2027	02/28/2015	A	$512,346
1,130,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	02/28/2015	A	1,135,368
95,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	02/28/2015	A	95,191
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	02/28/2015	A	75,122
1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	02/28/2015	A	1,387,936
215,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	02/28/2015	A	215,608
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	02/28/2015	A	160,397
120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	02/28/2015	A	120,274
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	02/28/2015	A	3,047,934
25,000	San Francisco, CA City & County COP	5.000	09/01/2018	02/28/2015	A	25,100
10,000	San Francisco, CA City & County COP[1]	5.000	09/01/2017	02/28/2015	A	10,040
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2015	A	41,318
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	596,090
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,871,120
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,454,388
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	133,883
25,000	San Francisco, CA Community College District[1]	5.000	06/15/2021	02/28/2015	A	25,096
100,000	San Francisco, CA Community College District	5.000	06/15/2022	02/28/2015	A	100,395
30,000	San Francisco, CA Community College District	5.000	06/15/2031	02/28/2015	A	30,105
10,000	San Francisco, CA Community College District	5.000	06/15/2028	02/28/2015	A	10,039

46      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$115,000	San Francisco, CA Community College District	5.375%	06/15/2022	02/28/2015	A	$115,496
80,000	San Francisco, CA Community College District	5.000	06/15/2026	02/28/2015	A	80,312
215,000	San Francisco, CA Community College District	5.375	06/15/2015	02/28/2015	A	215,948
200,000	San Francisco, CA Community College District	5.375	06/15/2016	02/28/2015	A	200,872
360,000	San Francisco, CA Community College District	5.000	06/15/2017	02/28/2015	A	361,444
55,000	San Francisco, CA Community College District	5.000	06/15/2020	02/28/2015	A	55,219
25,000	San Francisco, CA Community College District	5.000	06/15/2021	02/28/2015	A	25,099
855,000	San Francisco, CA Community College District	5.000	06/15/2018	02/28/2015	A	858,420
135,000	San Francisco, CA Community College District	5.000	06/15/2019	02/28/2015	A	135,540
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	1,045,074
505,000	San Jose, CA (Evergreen Community College District)[1]	5.000	09/01/2025	09/01/2015	A	519,170
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	02/28/2015	A	50,206
105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	02/28/2015	A	105,431
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	02/28/2015	A	35,144
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	02/28/2015	A	15,061
85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	02/28/2015	A	85,353
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	02/28/2015	A	235,954
30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	02/28/2015	A	30,381
50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	02/28/2015	A	50,635
105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	02/28/2015	A	106,332
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,194,270
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	02/28/2015	A	15,056
25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	02/28/2015	A	25,094
225,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2016	02/28/2015	A	225,916
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2015	02/28/2015	A	60,418
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2017	02/28/2015	A	90,366
280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	02/28/2015	A	281,140
50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2018	02/28/2015	A	50,204
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	03/02/2015	A	20,667

47      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California (Continued)
$95,000	San Jose, CA Improvement Bond Act 1915	5.750%		09/02/2019	03/02/2015	A	$98,105
25,000	San Jose, CA Improvement Bond Act 1915	5.700		09/02/2018	03/02/2015	A	25,824
60,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2020	03/02/2015	A	61,945
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	[4]	07/15/2034	04/07/2017	A	265,228
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100		01/01/2031	02/28/2015	A	25,025
390,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875		03/01/2033	03/01/2015	A	392,773
65,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2020	08/01/2015	A	66,513
45,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2028	08/01/2015	A	45,997
35,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2016	02/28/2015	A	35,153
350,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2017	08/01/2015	A	358,330
300,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2019	08/01/2015	A	307,080
75,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	A	80,768
200,000	San Jose, CA Redevel. Agency[1]	6.375		08/01/2021	08/01/2018	A	227,808
5,300,000	San Jose, CA Redevel. Agency[1]	5.850		08/01/2027	08/01/2015	A	5,434,514
55,000	San Jose, CA Redevel. Agency[1]	5.750		08/01/2017	08/01/2015	A	56,187
25,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2023	08/01/2017	A	26,998
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2022	08/01/2017	A	278,330
210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2023	08/01/2017	A	228,560
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2019	02/28/2015	A	25,098
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2024	08/01/2017	A	107,691
20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	4.000		08/01/2017	02/28/2015	A	20,058
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2025	08/01/2017	A	32,307
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2027	02/28/2015	A	117,034
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250		08/01/2019	02/28/2015	A	1,214,973
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600		08/01/2019	02/28/2015	A	5,022
25,000	San Marcos, CA Public Facilities Authority	5.000		08/01/2017	02/28/2015	A	25,091
500,000	San Marcos, CA Public Facilities Authority[1]	4.875		08/01/2031	02/28/2015	A	500,765
1,000,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2033	08/01/2015	A	1,023,090
25,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2021	08/01/2015	A	25,582
100,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2026	08/01/2015	A	102,276

48      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$95,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)	5.650%	10/01/2028	02/28/2015	A	$95,396
155,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)[1]	5.125	08/01/2032	02/28/2015	A	155,236
45,000	San Ramon, CA Public Financing Authority[1,3]	5.300	02/01/2028	07/23/2015	A	45,397
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	02/28/2015	A	100,382
60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	02/28/2015	A	60,238
105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	02/28/2015	A	105,419
25,000	Santa Clara County, CA Board of Education[1]	5.000	04/01/2021	02/28/2015	A	25,049
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	02/28/2015	A	1,716,972
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/28/2015	A	80,134
500,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2022	06/01/2015	A	507,880
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	06/01/2015	A	25,426
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	06/01/2015	A	188,226
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	06/01/2015	A	406,212
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	06/01/2015	A	101,660
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	06/01/2015	A	1,036,932
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	06/01/2015		177,889
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,333,203
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	732,879
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	897,436
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	376,084
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,061,993
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	02/28/2015	A	40,140
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	02/28/2015	A	802,512
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	02/28/2015	A	85,313
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	02/22/2023	B	24,635

49      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700%	09/02/2022	03/02/2015	A	$20,059
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	1,034,710
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	898,682
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	833,391
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	963,439
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,430,602
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	03/31/2015	A	17,025
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	104,556
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	104,970
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,724
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	105,507
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	A	432,028
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	43,226
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.000	09/01/2030	02/28/2015	A	25,045
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	02/28/2015	A	526,685
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	02/28/2015	A	25,099
165,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	02/28/2015	A	165,219
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,265,004
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,298,238
50,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2015	02/28/2015	A	50,213
40,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	03/02/2015	A	40,197
45,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	02/28/2015	A	45,185
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	A	253,978
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		300,167
25,000	Southern CA Public Power Authority	5.500	07/01/2020	02/28/2015	A	25,110
5,000	Southern CA Public Power Authority	5.500	07/01/2020	02/28/2015	A	5,022
10,000	Southern CA Public Power Authority	5.000	07/01/2015	02/28/2015	A	10,041
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		1,052,863

50      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$20,000	Southern CA Public Power Authority	5.750%	07/01/2021	02/28/2015	A	$20,092
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	02/28/2015	A	50,214
5,445,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	02/28/2015	A	5,445,980
30,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2015	A	30,077
25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	02/28/2015	A	25,000
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	A	256,638
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	A	53,933
25,000	Stockton-East, CA Water District[1]	5.000	04/01/2019	02/28/2015	A	25,062
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2022	02/28/2015	A	25,101
20,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	02/28/2015	A	20,081
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,776,110
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	840,756
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	367,089
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	502,602
1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,750,089
4,550,000	Sweetwater, CA Union High School District[1]	5.000	09/01/2027	09/01/2015	A	4,670,803
35,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	02/28/2015	A	35,137
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	911,749
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	02/28/2015	A	50,099
500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	02/28/2015	A	504,265
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	02/28/2015	A	25,110
100,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	02/28/2015	A	100,281
2,005,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	02/28/2015	A	2,041,371
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	02/28/2015	A	270,429
10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	02/28/2015	A	10,030
1,190,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2015	A	1,201,555
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	02/28/2015	A	50,123
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	02/28/2015	A	25,053
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	03/01/2015	A	30,045
2,550,000	Tulare, CA Public Financing Authority[1]	5.250	04/01/2027	04/01/2018	A	2,895,245

51      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000%	10/15/2017	10/27/2016	B	$861,680
30,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	02/28/2015	A	30,107
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	558,811
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	602,638
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	578,308
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	504,743
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	531,486
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	03/01/2015	A	130,230
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	A	163,474
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	310,585
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	02/28/2015	A	25,028
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2015	A	20,065
245,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	02/28/2015	A	245,517
20,000	Val Verde, CA Unified School District[1]	5.000	01/01/2022	02/20/2015	A	20,054
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	03/01/2015	A	276,383
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	02/28/2015	A	100,321
175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	02/28/2015	A	175,359
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2019	02/28/2015	A	326,043
20,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2015	A	20,069
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,420
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,316
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	03/01/2015	A	40,514
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	274,177
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	A	611,821
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	02/28/2015	A	25,047
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	02/28/2015	A	15,033
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	02/28/2015	A	110,136

52      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California (Continued)
$115,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.125%	09/01/2028	02/28/2015	A	$115,135
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	02/28/2015	A	75,179
80,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2015	A	80,760
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	05/01/2015	A	10,117
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	02/28/2015	A	10,032
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	02/28/2015	A	15,070
800,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	02/28/2015	A	802,544
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	02/28/2015	A	1,003,940
3,420,000	West Contra Costa, CA Healthcare District COP[1]	5.500	07/01/2029	02/28/2015	A	3,446,026
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	03/01/2015	A	150,594
25,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2031	02/28/2015	A	25,026
180,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	02/28/2015	A	180,229
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	02/28/2015	A	60,079
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	A	1,123,535
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	A	1,264,770
135,000	West Valley-Mission, CA Community College District	5.000	08/01/2022	08/01/2016	A	144,584
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,278,001
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,379,071
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,788,807
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	966,262
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/01/2015	A	260,481

						540,890,328
U.S. Possessions—17.5%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,431,287
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		190,069
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		181,293
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	318,546
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	183,757
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	268,837
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		117,054
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		178,900
2,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	04/23/2021	B	1,929,600

53      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions (Continued)
$3,010,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500%	05/15/2039	06/28/2028	B	$2,992,572
17,519,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	02/28/2015	A	17,544,403
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	377,500
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2020	07/01/2020		1,614,320
1,145,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B	815,045
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	02/04/2031	B	407,042
75,000	Puerto Rico Commonwealth GO1	6.125	07/01/2024	04/23/2021	B	76,201
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030		71,679
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		1,498,600
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		68,840
1,270,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	07/01/2020		1,350,823
170,000	Puerto Rico Commonwealth GO1	5.500	07/01/2018	07/01/2018		177,930
205,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		197,263
200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2022	07/01/2022		153,804
40,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		39,000
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		71,651
3,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250	07/01/2028	07/01/2028		1,540,560
260,000	Puerto Rico Electric Power Authority, Series B6	5.000	07/01/2016	07/01/2016		146,206
500,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.250	07/01/2028	07/01/2028		256,760
555,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		580,885
1,975,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		2,007,252
300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	07/01/2025		299,121
175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	02/28/2015	A	175,010
230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2015	A	229,995
3,210,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2015	A	3,210,193
25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	07/01/2025		24,927
2,015,000	Puerto Rico Electric Power Authority, Series WW6	5.500	07/01/2018	07/01/2018		1,052,858
40,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2018	07/01/2018		20,907
9,000,000	Puerto Rico Electric Power Authority, Series ZZ6	5.250	07/01/2026	07/01/2026		4,620,870
990,000	Puerto Rico Electric Power Authority, Series ZZ6	5.000	07/01/2017	07/01/2017		529,204
150,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2016	12/01/2016		137,749
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020		583,740
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		772,870

54      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions (Continued)
$215,000	Puerto Rico Highway & Transportation Authority[1]	5.250%	07/01/2018	07/01/2018		$167,556
195,000	Puerto Rico Highway & Transportation Authority, Series E1	5.500	07/01/2016	07/01/2016		201,238
70,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000	07/01/2022	07/01/2022		54,190
260,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	02/28/2015	A	265,127
130,000	Puerto Rico Infrastructure Financing Authority[1]	5.000	07/01/2018	07/01/2018		112,572
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		631,840
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		93,396
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		98,384
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		95,153
2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	2,317,038
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		52,974
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2015	A	503,160
1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	02/28/2015	A	1,182,183
3,260,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	02/28/2015	A	3,266,781
445,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	02/28/2015	A	445,423
75,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	02/28/2015	A	75,102
40,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		39,932
110,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	02/28/2015	A	110,173
45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	02/28/2015	A	45,033
180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	02/28/2015	A	180,103
450,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2017	07/01/2017		462,924
2,735,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2019	07/01/2019		2,863,682
8,305,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	09/18/2030	B	5,779,948
460,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		473,455
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,103,502
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	B	1,981,512
1,070,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		810,439
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	922,163
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		752,654

55      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions (Continued)
$600,000	Puerto Rico Public Finance Corp., Series B1	6.000%	08/01/2024	08/01/2024		$322,842
70,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2018	08/01/2018		64,847
230,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375	08/01/2039	02/21/2039	B	161,913
5,030,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2037	06/26/2037	B	3,627,183
4,735,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		3,870,531
600,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2028		476,040
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.375	08/01/2020	08/01/2020		9,049,800
885,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2023	08/01/2023		766,897
7,150,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2022	08/01/2022		6,279,059
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2021	08/01/2021		8,820,281
1,080,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	01/31/2037	B	806,231
2,505,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		2,045,483
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		1,773,057
475,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375	08/01/2038	08/01/2038		336,295
2,575,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	08/01/2039		1,938,306
1,280,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375	08/01/2036	08/01/2036		917,850
315,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		191,296
495,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		302,762
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	131,695
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	169,387
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	318,318

						116,902,833
Total Investments, at Value (Cost $658,310,074)—98.3%						657,793,161
Net Other Assets (Liabilities)—1.7						11,310,198

Net Assets—100.0%						$669,103,359

Footnotes to Statement of Investments

* January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

** Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

56      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Footnotes to Statement of Investment (Continued)

B. Average life due to mandatory, or expected, sinking fund principle payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 8 of the accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after January 30, 2015. See Note 4 of the accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AHSW	Adventist Health System-West
AMCH	Adventist Medical Center Hanford
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
BMH	Bakersfield Memorial Hospital
CCOTA	California College of the Arts
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHSys	Cottage Health System
CMCtr	Castle Medical Center
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CWM	Chemical Waste Management
DHlth	Dignity Health
DUOC	Dominican University of California
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
FRH	Feather River Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GHMC	Glendale Adventist Medical Center
GO	General Obligation
GVCH	Goleta Valley Cottage Hospital
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Sercives

57      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

JHAW	JHA West 16
KGIOALS	Keck Graduate Institute of Applied Life Sciences
LAJHFTA	Los Angeles Jewish Home for the Aging
LLMC	Lifelong Medical Care
MGC	Modesto Garbage Company
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PAMC	Portland Adventist Medical Center
PCCD	Palomar Community College District
PH&S	Providence Health & Services
PVH	Paradise Valley Hospital
ROLs	Reset Option Longs
SBCH	Santa Barbara Cottage Hospital
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Hospital
SHHosp	St. Helena Hospital
SJCH	San Joaquin Community Hospital
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVHosp	Simi Valley Hospital
SYVCH	Santa Ynex Valley Cottage Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
USAWCA	USA Waste of California
UVMC	Ukiah Valley Medical Center
V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California
WMC&R	Waste Management Collection & Recycling
WMMC	White Memorial Medical Center
WU	Woodbury University
WWI	Western Waste Industries

See accompanying Notes to Financial Statements.

58      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES January 30, 2015[1] Unaudited

Assets
Investments, at value (cost $658,310,074)—see accompanying statement of investments	$657,793,161
Cash	396,129
Receivables and other assets:
Interest	10,962,472
Investments sold (including $3,912,448 sold on a when-issued or delayed delivery basis)	5,977,114
Shares of beneficial interest sold	4,199,679
Other	93,125
Total assets	679,421,680

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 4)	6,665,000
Payable for borrowings (See Note 8)	1,500,000
Shares of beneficial interest redeemed	1,029,214
Investments purchased	562,531
Dividends	360,430
Distribution and service plan fees	109,426
Trustees’ compensation	35,622
Shareholder communications	13,154
Interest expense on borrowings	156
Other	42,788
Total liabilities	10,318,321

Net Assets	$669,103,359

Composition of Net Assets
Par value of shares of beneficial interest	$199,078
Additional paid-in capital	706,107,707
Accumulated net investment income	3,756,636
Accumulated net realized loss on investments	(40,443,149)
Net unrealized depreciation on investments	(516,913)
Net Assets	$669,103,359

59      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $343,673,970 and 102,235,942 shares of beneficial interest outstanding)	$3.36
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $659,495 and 190,460 shares of beneficial interest outstanding)	$3.46
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $160,611,640 and 47,946,782 shares of beneficial interest outstanding)	$3.35
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $164,158,254 and 48,704,901 shares of beneficial interest outstanding)	$3.37

1. January 30, 2015 represents the last business day of the Fund’s reporting periods. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

60      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended January 30, 2015 Unaudited

Investment Income
Interest	$15,194,033

Expenses
Management fees	1,413,364
Distribution and service plan fees:
Class A	443,754
Class B	3,388
Class C	764,526
Transfer and shareholder servicing agent fees:
Class A	178,131
Class B	343
Class C	77,239
Class Y	75,453
Shareholder communications:
Class A	5,277
Class B	217
Class C	3,621
Class Y	4,348
Borrowing fees	288,090
Interest expense and fees on short-term floating rate notes issued (See Note 4)	24,915
Trustees’ compensation	5,044
Interest expense on borrowings	1,753
Custodian fees and expenses	1,706
Other	55,624
Total expenses	3,346,793
Net Investment Income	11,847,240
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(5,020,781)
Net change in unrealized appreciation/depreciation on investments	18,591,222
Net Increase in Net Assets Resulting from Operations	$25,417,681

1. January 30, 2015 represents the last business day of the Fund’s reporting periods. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

61      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 30, 2015[1] (Unaudited)	Year Ended July 31, 2014
Operations
Net investment income	$11,847,240	$26,805,445
Net realized loss	(5,020,781)	(3,747,045)
Net change in unrealized appreciation/depreciation	18,591,222	(3,862,979)

Net increase in net assets resulting from operations	25,417,681	19,195,421
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(6,544,258)	(14,762,048)
Class B	(9,401)	(26,685)
Class C	(2,268,464)	(4,188,243)
Class Y	(2,959,534)	(4,467,022)

	(11,781,657)	(23,443,998)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(34,569,827)	(88,470,012)
Class B	(147,125)	(458,997)
Class C	13,118,633	(10,958,212)
Class Y	38,922,943	(9,867,887)

	17,324,624	(109,755,108)
Net Assets
Total increase (decrease)	30,960,648	(114,003,685)
Beginning of period	638,142,711	752,146,396

End of period (including accumulated net investment income of $3,756,636 and $3,691,053, respectively)	$669,103,359	$638,142,711

1. January 30, 2015 represents the last business day of the Fund’s reporting periods. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

62      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 30, 2015[1] (Unaudited)	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]
Per Share Operating Data
Net asset value, beginning of period	$3.29	$3.30	$3.43	$3.33	$3.36	$3.20
Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.13	0.15	0.16	0.17
Net realized and unrealized gain (loss)	0.07	(0.03)	(0.13)	0.11	(0.03)	0.15
Total from investment operations	0.13	0.11	0.00	0.26	0.13	0.32
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.12)	(0.13)	(0.16)	(0.16)	(0.16)
Net asset value, end of period	$3.36	$3.29	$3.30	$3.43	$3.33	$3.36

Total Return, at Net Asset Value[3]	4.04%	3.40%	(0.07)%	8.09%	4.07%	10.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343,674	$370,784	$461,700	$289,266	$198,431	$188,647
Average net assets (in thousands)	$351,355	$405,307	$385,057	$225,504	$197,240	$170,296
Ratios to average net assets:[4]
Net investment income	3.72%	4.15%	3.68%	4.41%	4.94%	4.96%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.80%	0.78%	0.73%	0.76%	0.77%	0.81%
Interest and fees from borrowings	0.09%	0.09%	0.06%	0.07%	0.12%	0.27%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.01%	0.02%	0.05%	0.05%
Total expenses	0.90%	0.88%	0.80%	0.85%	0.94%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.88%	0.80%	0.85%	0.94%	1.13%
Portfolio turnover rate	20%	19%	37%	20%	32%	42%

1. January 30, 2015, July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense related to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate securities.

See accompanying Notes to Financial Statements.

63      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended January 30, 2015[1] (Unaudited)	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]
Per Share Operating Data
Net asset value, beginning of period	$3.39	$3.39	$3.52	$3.41	$3.44	$3.27
Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.10	0.12	0.14	0.14
Net realized and unrealized gain (loss)	0.07	(0.02)	(0.13)	0.12	(0.04)	0.15
Total from investment operations	0.12	0.09	(0.03)	0.24	0.10	0.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.09)	(0.10)	(0.13)	(0.13)	(0.12)
Net asset value, end of period	$3.46	$3.39	$3.39	$3.52	$3.41	$3.44

Total Return, at Net Asset Value[3]	3.50%	2.73%	(1.02)%	7.18%	2.98%	9.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$659	$792	$1,253	$1,629	$1,539	$1,870
Average net assets (in thousands)	$676	$1,008	$1,470	$1,657	$1,720	$1,973
Ratios to average net assets: [4]
Net investment income	2.90%	3.29%	2.78%	3.51%	3.99%	4.03%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.65%	1.69%	1.71%	1.72%	1.76%
Interest and fees from borrowings	0.09%	0.09%	0.06%	0.07%	0.12%	0.27%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.01%	0.02%	0.05%	0.05%
Total expenses	1.71%	1.75%	1.76%	1.80%	1.89%	2.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%	1.75%	1.76%	1.80%	1.89%	2.08%
Portfolio turnover rate	20%	19%	37%	20%	32%	42%

1. January 30, 2015, July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense related to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate securities.

See accompanying Notes to Financial Statements.

64      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class C	Six Months Ended January 30, 2015[1] (Unaudited)	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]
Per Share Operating Data
Net asset value, beginning of period	$3.28	$3.29	$3.41	$3.31	$3.35	$3.19
Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.10	0.12	0.14	0.14
Net realized and unrealized gain (loss)	0.07	(0.03)	(0.12)	0.12	(0.04)	0.15
Total from investment operations	0.12	0.08	(0.02)	0.24	0.10	0.29
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.09)	(0.10)	(0.14)	(0.14)	(0.13)
Net asset value, end of period	$3.35	$3.28	$3.29	$3.41	$3.31	$3.35

Total Return, at Net Asset Value[3]	3.66%	2.62%	(0.56)%	7.30%	2.96%	9.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160,612	$144,345	$156,017	$118,105	$74,654	$70,579
Average net assets (in thousands)	$152,488	$144,718	$138,944	$91,711	$74,225	$65,423
Ratios to average net assets:[4]
Net investment income	2.95%	3.38%	2.91%	3.61%	4.15%	4.17%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.55%	1.55%	1.52%	1.54%	1.56%	1.60%
Interest and fees from borrowings	0.09%	0.09%	0.06%	0.07%	0.12%	0.27%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.01%	0.02%	0.05%	0.05%
Total expenses	1.65%	1.65%	1.59%	1.63%	1.73%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.59%	1.63%	1.73%	1.92%
Portfolio turnover rate	20%	19%	37%	20%	32%	42%

1. January 30, 2015, July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense related to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate securities.

See accompanying Notes to Financial Statements.

65      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 30, 2015[1] (Unaudited)	Year Ended July 31 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 29, 2011[1,2]
Per Share Operating Data
Net asset value, beginning of period	$3.30	$3.31	$3.43	$3.33	$3.34
Income (loss) from investment operations:
Net investment income[3]	0.07	0.14	0.13	0.15	0.11
Net realized and unrealized gain (loss)	0.07	(0.02)	(0.11)	0.12	(0.01)
Total from investment operations	0.14	0.12	0.02	0.27	0.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.13)	(0.14)	(0.17)	(0.11)
Net asset value, end of period	$3.37	$3.30	$3.31	$3.43	$3.33

Total Return, at Net Asset Value[4]	4.16%	3.63%	0.46%	8.33%	3.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164,158	$122,222	$133,176	$94,773	$13,031
Average net assets (in thousands)	$149,140	$115,517	$125,603	$53,265	$5,548
Ratios to average net assets:[5]
Net investment income	3.95%	4.38%	3.91%	4.48%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.55%	0.54%	0.50%	0.51%	0.58%
Interest and fees from borrowings	0.09%	0.09%	0.06%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[6]	0.01%	0.01%	0.01%	0.02%	0.05%
Total expenses	0.65%	0.64%	0.57%	0.60%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0.64%	0.57%	0.60%	0.73%
Portfolio turnover rate	20%	19%	37%	20%	32%

1. January 30, 2015 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. For the period from November 29, 2010 (inception of offering) to July 29, 2011.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Interest and fee expense related to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate securities

See accompanying Notes to Financial Statements.

66      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS January 30, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) was a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. Effective February 8, 2015, the Fund was a diversified open-end management investment company registered under the 1940 Act, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Semiannual and Annual Periods. The last day of the Fund’s semiannual and annual periods was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

67      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended July 31, 2014, the Fund utilized $591,547 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2014 capital loss carryforwards are included in the table below. Capital loss

68      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2015	$172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	18,988,834

Total	$35,416,169

As of January 30, 2015, it is estimated that the capital loss carryforwards would be $16,427,335 expiring by 2019 and $24,009,615 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 30, 2015, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 30, 2015 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Total federal tax cost	$651,732,322	[1]

Gross unrealized appreciation	$21,392,111
Gross unrealized depreciation	(21,909,574)

Net unrealized depreciation	$(517,463)

1. The Federal tax cost of securities does not include cost of $6,578,302, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for

69      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

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3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$540,890,328	$—	$540,890,328
U.S. Possessions	—	116,902,833	—	116,902,833

Total Assets	$—	$657,793,161	$—	$657,793,161

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third

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4. Investments and Risks (Continued)

parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

73      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity

74      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 30, 2015, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At January 30, 2015, municipal bond holdings with a value of $11,269,268 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At January 30, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.697%	5/15/25	$4,604,268

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

75      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 0.01% of its total assets as of January 30, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 30, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$3,912,448

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of January 30, 2015.

    The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of January 30, 2015, securities with an aggregate market value of $8,167,365, representing 1.22% of the Fund’s net assets, were subject to these forbearance agreements.

76      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 30, 2015		Year Ended July 31, 2014
	Shares	Amount	Shares	Amount

Class A
Sold	15,901,700	$53,108,683	31,198,424	$102,259,924
Dividends and/or distributions reinvested	1,460,358	4,877,794	3,186,740	10,464,964
Redeemed	(27,796,668)	(92,556,304)	(61,563,945)	(201,194,900)

Net decrease	(10,434,610)	$(34,569,827)	(27,178,781)	$(88,470,012)

Class B
Sold	2,334	$8,036	13,055	$44,104
Dividends and/or distributions reinvested	2,562	8,807	7,152	24,157
Redeemed	(48,100)	(163,968)	(155,856)	(527,258)

Net decrease	(43,204)	$(147,125)	(135,649)	$(458,997)

Class C
Sold	7,321,647	$24,363,844	11,798,640	$38,586,345
Dividends and/or distributions reinvested	477,661	1,589,996	873,944	2,863,392
Redeemed	(3,859,174)	(12,835,207)	(16,071,958)	(52,407,949)

Net increase (decrease)	3,940,134	$13,118,633	(3,399,374)	$(10,958,212)

Class Y
Sold	16,889,274	$56,419,982	25,156,128	$82,794,659
Dividends and/or distributions reinvested	601,540	2,014,624	794,065	2,615,784
Redeemed	(5,824,258)	(19,511,663)	(29,140,459)	(95,278,330)

Net increase (decrease)	11,666,556	$38,922,943	(3,190,266)	$(9,867,887)

6. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 30, 2015 were as follows:

	Purchases	Sales

Investment securities	$141,904,776	$132,286,996

77      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39

The Fund’s management fee for the fiscal six months ended January 30, 2015 was 0.43% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 30, 2015, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	1,759
Accumulated Liability as of January 30, 2015	13,940

78      OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

7. Fees and Other Transactions with Affiliates (Continued)

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Fees and Other Transactions with Affiliates (Continued)

Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
January 30, 2015	$11,054	$6,502	$280	$5,878

8. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1741% as of January 30, 2015). The Fund pays additional fees

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8. Borrowings and Other Financing (Continued)

annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 30, 2015 equal 0.06% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of January 30, 2015, the Fund had borrowings outstanding at an interest rate of 0.1741%. Details of the borrowings for the six months ended January 30, 2015 are as follows:

Average Daily Loan Balance	$2,209,239
Average Daily Interest Rate	0.1570%
Fees Paid	$67,431
Interest Paid	$2,342

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

    The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 30, 2015 are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Borrowings and Other Financing (Continued)

    The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

    The Fund executed no transactions under the Facility during the six months ended January 30, 2015.

Fees Paid	$123,836

9. Pending Litigation

In 2009, seven class action lawsuits were filed in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also named as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raised claims under federal securities laws and alleged, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions sought unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. In March 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. In July 2014, the court entered an order and final judgment approving the settlements as fair, reasonable and adequate. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund (the “California Fund Suit”). OFI believes the California Fund Suit is without legal merit and is defending the suit vigorously. While it is premature to render any opinion as to the outcome in the California Fund Suit, or whether any costs that OFI may bear in defending the California Fund Suit might not be reimbursed by insurance, OFI believes the California Fund Suit should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of the California Fund Suit should not have any material effect on the operations of any of the Oppenheimer funds.

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

    The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

    The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

    Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

    Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

    The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, Charles Pulire, and Elizabeth Mossow, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Adviser and the Fund. Throughout the year, the Adviser provided information on the investment performance of the Fund, including comparative performance information. The Board also reviewed information, prepared by the Adviser and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail funds in the Municipal Single State Short category. The Board noted that the Fund’s three-year and five-year performance was better than its category median although its one-year performance was below its category median.

Costs of Services by the Adviser. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Municipal Single State Short funds with comparable asset levels and distribution features. The Fund’s contractual management fees and total expenses were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding OFI Global’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent

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of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

    Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2015. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur P. Steinmetz, President and Principal Executive Officer
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

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Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
—	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2014. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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OppenheimerFunds®

The Right Way

to Invest

A Better Website for Investors

We redesigned the OppenheimerFunds investor site to help you find the information and services you need— quickly. Visit oppenheimerfunds.com/investors to see how well the new site will work for you. You can also visit our website for 24-hour access to account information and transactions or call us at 800 CALL OPP (800 225 5677) for 24-hour automated information and automated transactions. Representatives are also available Mon–Fri 8am–8pm ET.

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.	Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	3/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/9/2015